Organization and Nature of Operations - IPO, VIEs, Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Net loss	¥ 4,016,949	$ 630,349	¥ 5,304,082	¥ 11,295,652
Accumulated deficit	(55,634,140)		(51,648,410)		¥ (55,634,140)	$ (8,730,211)
Cash and cash equivalents	15,333,719		¥ 38,425,541		15,333,719	$ 2,406,195
Net current assets | ¥	¥ 34,400,000				¥ 34,400,000
NIO Holding Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Percentage of indirect interest in total paid-in capital	92.114%	92.114%
Equity interest held	100.00%				100.00%	100.00%
Prime Hubs
Variable Interest Entity [Line Items]
Number of share held by variable interest entities | shares					4,250,002
Wuhan NIO Energy Co., Ltd. ("PE WHJV") [Member]
Variable Interest Entity [Line Items]
Percentage of indirect interest in total paid-in capital	51.00%	51.00%
Equity interest held	100.00%				100.00%	100.00%